Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 3,853	$ 3,621
Work in process		149
Finished goods	2,579	2,781
Total	$ 6,432	$ 6,551